Segmental analysis - Geographical segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Geographical segments
Total revenue	£ 18,429	£ 16,656		£ 16,063
Interest receivable	11,375	11,049		11,034
Interest payable	(3,328)	(2,393)		(2,047)
Net fees and commissions	2,511	2,357		2,455
Income from trading activities	932	1,507		634
Other operating income	2,763	882		1,057
Total income	14,253	13,402		13,133
Operating profit before tax	4,232	3,359		2,239
Total assets	723,039	694,235		738,056
Total liabilities	679,483	647,745		688,963
Net assets attributable to equity owners and non-controlling interests	43,556	46,490	[1]	49,093	[1]
Contingent liabilities and commitments	124,995	126,883		136,050
UK
Geographical segments
Total revenue	16,925	15,351		15,011
Interest receivable	10,923	10,589		10,556
Interest payable	(3,255)	(2,366)		(1,945)
Net fees and commissions	2,191	2,183		2,192
Income from trading activities	727	1,308		570
Other operating income	2,305	467		806
Total income	12,891	12,181		12,179
Operating profit before tax	3,543	3,805		3,230
Total assets	648,056	624,228		662,314
Total liabilities	613,151	588,185		626,103
Net assets attributable to equity owners and non-controlling interests	34,905	36,043		36,211
Contingent liabilities and commitments	114,422	121,267		128,127
USA
Geographical segments
Total revenue	228	300		192
Interest receivable				7
Interest payable				(11)
Net fees and commissions	37	12		97
Income from trading activities	148	124		83
Other operating income	13	119		22
Total income	198	255		198
Operating profit before tax	186	(718)		(580)
Total assets	33,121	32,573		38,485
Total liabilities	31,715	31,329		36,564
Net assets attributable to equity owners and non-controlling interests	1,406	1,244		1,921
Contingent liabilities and commitments				78
Europe
Geographical segments
Total revenue	1,148	838		655
Interest receivable	417	430		435
Interest payable	(70)	(26)		(89)
Net fees and commissions	211	102		113
Income from trading activities	49	68		(24)
Other operating income	436	229		121
Total income	1,043	803		556
Operating profit before tax	421	150		(485)
Total assets	40,010	34,441		34,280
Total liabilities	33,539	27,183		25,171
Net assets attributable to equity owners and non-controlling interests	6,471	7,258		9,109
Contingent liabilities and commitments	10,571	5,408		7,823
RoW
Geographical segments
Total revenue	128	167		205
Interest receivable	35	30		36
Interest payable	(3)	(1)		(2)
Net fees and commissions	72	60		53
Income from trading activities	8	7		5
Other operating income	9	67		108
Total income	121	163		200
Operating profit before tax	82	122		74
Total assets	1,852	2,993		2,977
Total liabilities	1,078	1,048		1,125
Net assets attributable to equity owners and non-controlling interests	774	1,945		1,852
Contingent liabilities and commitments	£ 2	£ 208		£ 22

[1]	Restated for IAS12 ‘income taxes’ refer to accounting policy 1, Other amendments to IFRS, for further details.